Earnings per Share (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of anti-dilutive shares
Anti-dilutive shares	502,476	557,767	557,968
Option shares [Member]
Summary of anti-dilutive shares
Anti-dilutive shares	215,343	270,634	270,835
Warrant shares [Member]
Summary of anti-dilutive shares
Anti-dilutive shares	287,133	287,133	287,133